CONVERTIBLE NOTES - Summary of recorded interest expense and discount accretion (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Change in fair value of derivative	$ 81,189	$ 51,619	$ 161,485	$ 103,238
2019 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative	51,619	51,619	102,671	103,238	$ 207,610	$ 152,931
2020 Notes
Debt Instrument [Line Items]
Change in fair value of derivative	$ 29,570	$ 0	$ 58,814	$ 0	25,021	0
January 2014 [Member]
Debt Instrument [Line Items]
Change in fair value of derivative					$ 0	$ 479